INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carried forward	$ 21,182,813	$ 20,039,534
Allowance for doubtful accounts	1,998	1,524
Government grants related to assets	211,707	217,661
Long-lived assets impairment & depreciation	19,618,474	18,113,967
Others	1,015,525	942,466
Sub-total	42,030,517	39,315,152
Valuation Allowance	(41,316,449)	(38,729,208)	$ (42,362,849)	$ (50,109,751)
Total	$ 714,068	$ 585,944